CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [Abstract]
Disclosure of detailed information about cash and cash equivalents [Table Text Block]
As of December 31,	2025	2024
	$	$
Cash	8,297,526	6,740,232
Cash equivalents	13,962,411	7,462,085

TOTAL	22,259,937	14,202,317